Business Segments (Tables)	12 Months Ended
Dec. 31, 2013
Business Segments [Abstract]
Summary Of Information By Business Segment

Segment Information		Corporate and	Discontinued
(Thousands of dollars)	Marketing	Other Assets	Operations	Consolidated
Year ended December 31, 2013
Segment income (loss)	$164,013	(7,687)	78,707	$235,033
Revenues from external customers	17,814,081	269,254	-	18,083,335
Interest income	-	1,099	-	1,099
Interest expense	-	(14,509)	-	(14,509)
Income tax expense (benefit)	106,223	(4,872)	-	101,351
Significant noncash charges (credits)
Depreciation and amortization	71,253	2,877	-	74,130
Accretion of asset retirement obligations	1,096	-	-	1,096
Impairment of properties	-	-	-	-
Deferred and noncurrent income taxes (benefits)	(9,796)	2,534	-	(7,262)
Additions to property, plant and equipment	162,051	9,402	519	171,972
Total assets at year-end	$1,527,125	354,117	-	$1,881,242

Segment Information		Corporate and	Discontinued
(Thousands of dollars)	Marketing	Other Assets	Operations	Consolidated
Year ended December 31, 2012
Segment income (loss)	$139,583	(53,169)	(2,846)	$83,568
Revenues from external customers	19,011,040	290,268	-	19,301,308
Interest income	-	172	-	172
Interest expense	-	(384)	-	(384)
Income tax expense (benefit)	92,059	(28,354)	-	63,705
Significant noncash charges (credits)
Depreciation and amortization	66,913	4,827	-	71,740
Accretion of asset retirement obligations	980	-	-	980
Impairment of properties	-	60,988	-	60,988
Deferred and noncurrent income taxes (benefits)	3,393	(19,856)	-	(16,463)
Additions to property, plant and equipment	103,096	1,400	7,097	111,593
Total assets at year-end	1,765,020	111,025	116,420	1,992,465

Year ended December 31, 2011
Segment income (loss)	$188,907	(1,054)	136,167	$324,020
Revenues from external customers	18,702,720	216,496	-	18,919,216
Interest income	-	32	-	32
Interest expense	-	(408)	-	(408)
Income tax expense (benefit)	123,618	(658)	-	122,960
Significant noncash charges (credits)
Depreciation and amortization	61,135	3,744	-	64,879
Accretion of asset retirement obligations	877	-	-	877
Impairment of properties	-	-	-	-
Deferred and noncurrent income taxes (benefits)	22,686	262	-	22,948
Additions to property, plant and equipment	77,394	22,575	48,432	148,401
Total assets at year-end	$1,524,898	150,403	109,682	$1,784,983